Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.5%)
	Air Products and Chemicals Inc.	94,287	27,102
	Newmont Corp.	341,509	18,756
	Freeport-McMoRan Inc.	440,019	16,316
	Dow Inc.	296,852	16,306
	International Flavors & Fragrances Inc.	106,389	15,125
	Nucor Corp.	125,455	13,331
	Albemarle Corp.	49,696	13,244
	LyondellBasell Industries NV Class A	98,028	8,541
	International Paper Co.	167,105	7,607
	Eastman Chemical Co.	58,730	6,125
	CF Industries Holdings Inc.	91,739	5,559
	Mosaic Co.	157,629	5,394
	Celanese Corp. Class A	30,003	4,541
	FMC Corp.	41,066	4,114
	Steel Dynamics Inc.	66,827	3,996
	Reliance Steel & Aluminum Co.	26,821	3,986
*	Cleveland-Cliffs Inc.	195,236	3,973
	Alcoa Corp.	79,807	3,714
	Avery Dennison Corp.	16,477	3,379
	Olin Corp.	55,970	3,042
	Ecolab Inc.	13,227	2,929
	Huntsman Corp.	90,627	2,872
	Royal Gold Inc.	28,450	2,846
	US Steel Corp.	115,132	2,603
	Valvoline Inc.	76,113	2,593
	Ashland Global Holdings Inc.	23,166	2,341
	Element Solutions Inc.	97,694	2,234
*	Univar Solutions Inc.	70,455	1,826
*	Hexcel Corp.	34,963	1,796
	Timken Co.	27,159	1,788
	Fastenal Co.	27,425	1,623
	Westlake Chemical Corp.	10,997	1,022
	NewMarket Corp.	3,040	1,007
	Chemours Co.	33,613	998
*	Sylvamo Corp.	15,025	455
	Southern Copper Corp.	2,867	168
			213,252
Consumer Discretionary (9.7%)
*	Walt Disney Co.	735,499	106,574
	Walmart Inc.	611,900	86,051
	McDonald's Corp.	262,004	64,086
*	General Motors Co.	587,395	33,993

		Shares	Market Value ($000)
	Ford Motor Co.	1,670,995	32,066
	Target Corp.	117,162	28,569
	Activision Blizzard Inc.	329,647	19,317
	Electronic Arts Inc.	121,223	15,058
*	Aptiv plc	93,646	15,016
	Yum! Brands Inc.	116,026	14,253
*	Dollar Tree Inc.	99,332	13,294
*	AutoZone Inc.	7,194	13,072
*	O'Reilly Automotive Inc.	20,142	12,854
	Dollar General Corp.	57,544	12,734
	Lennar Corp. Class A	115,298	12,112
*	Southwest Airlines Co.	254,135	11,284
*	CarMax Inc.	63,268	8,937
	Best Buy Co. Inc.	82,627	8,830
	Garmin Ltd.	64,477	8,610
	Yum China Holdings Inc.	165,963	8,315
	DR Horton Inc.	83,522	8,160
	Genuine Parts Co.	59,610	7,615
	ViacomCBS Inc. Class B	245,324	7,593
	MGM Resorts International	170,965	6,767
	LKQ Corp.	119,697	6,691
	Costco Wholesale Corp.	12,337	6,654
*	Take-Two Interactive Software Inc.	39,384	6,533
*	Royal Caribbean Cruises Ltd.	93,131	6,502
*	Carnival Corp.	361,084	6,362
	Advance Auto Parts Inc.	27,732	6,121
	Omnicom Group Inc.	90,873	6,117
*	United Airlines Holdings Inc.	138,278	5,844
	Whirlpool Corp.	25,918	5,643
	Interpublic Group of Cos. Inc.	165,545	5,494
	Hasbro Inc.	54,420	5,274
*	Liberty Media Corp.-Liberty Formula One Class C	84,765	5,164
*	Hilton Worldwide Holdings Inc.	38,192	5,159
*	American Airlines Group Inc.	272,523	4,821
	Fox Corp. Class A	134,875	4,816
	Service Corp. International	69,992	4,631
	BorgWarner Inc. (XNYS)	102,236	4,425
	Tapestry Inc.	107,558	4,315
	Lear Corp.	25,620	4,299
*	Deckers Outdoor Corp.	10,068	4,082
	PulteGroup Inc.	80,226	4,014
*	Capri Holdings Ltd.	64,171	3,800
*	Uber Technologies Inc.	99,827	3,793
*	Live Nation Entertainment Inc.	35,540	3,790
	News Corp. Class A	166,302	3,595
*	Wayfair Inc. Class A	14,397	3,568
	VF Corp.	48,678	3,492
	Gentex Corp.	101,404	3,491
*	Liberty Media Corp.- Liberty SiriusXM Class C	70,899	3,469
	Newell Brands Inc.	160,224	3,440
	Kohl's Corp.	65,919	3,377
	Lithia Motors Inc. Class A	11,586	3,375
	New York Times Co. Class A	70,772	3,362
*	Penn National Gaming Inc.	65,461	3,354
	Aramark	98,688	3,296
	Bath & Body Works Inc.	43,378	3,259
	PVH Corp.	30,462	3,253
	Dick's Sporting Goods Inc.	26,752	3,145

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	158,227	3,087
*	Discovery Inc. Class C	133,063	3,022
*	Caesars Entertainment Inc.	33,092	2,981
	Nielsen Holdings plc	154,029	2,951
	Marriott Vacations Worldwide Corp.	17,621	2,690
	AMERCO	3,801	2,678
	Domino's Pizza Inc.	4,987	2,614
*	Alaska Air Group Inc.	51,384	2,496
	Darden Restaurants Inc.	17,774	2,452
*	AutoNation Inc.	19,513	2,417
*	NVR Inc.	457	2,388
	Nexstar Media Group Inc. Class A	15,924	2,381
	Harley-Davidson Inc.	64,122	2,349
[1]	Sirius XM Holdings Inc.	378,356	2,308
	Ralph Lauren Corp. Class A	19,804	2,298
	Leggett & Platt Inc.	56,015	2,262
	Fox Corp. Class B	66,632	2,239
*	Skechers USA Inc. Class A	49,042	2,203
*	SiteOne Landscape Supply Inc.	8,928	2,146
*	Terminix Global Holdings Inc.	53,905	2,012
	Carter's Inc.	18,202	1,839
*	Under Armour Inc. Class C	90,899	1,824
	Toll Brothers Inc.	28,206	1,790
*	Under Armour Inc. Class A	75,887	1,790
*	JetBlue Airways Corp.	133,171	1,787
	Foot Locker Inc.	37,781	1,724
*	Ollie's Bargain Outlet Holdings Inc.	27,495	1,702
*	Discovery Inc. Class A	70,253	1,635
*	Boyd Gaming Corp.	27,244	1,597
*	Hyatt Hotels Corp. Class A	20,065	1,581
*	Liberty Media Corp.- Liberty SiriusXM Class A	31,939	1,559
	Columbia Sportswear Co.	15,590	1,520
	Williams-Sonoma Inc.	7,799	1,520
	Thor Industries Inc.	13,397	1,416
*	Coty Inc. Class A	145,270	1,413
	Gap Inc.	84,741	1,401
*	Grand Canyon Education Inc.	19,265	1,396
	Penske Automotive Group Inc.	13,458	1,341
*	Zynga Inc. Class A	219,724	1,325
	Qurate Retail Inc. Series A	155,893	1,247
	Wyndham Hotels & Resorts Inc.	14,271	1,134
	News Corp. Class B	52,341	1,128
	Hanesbrands Inc.	58,659	947
*	Copa Holdings SA Class A	13,358	934
*	Planet Fitness Inc. Class A	10,798	882
	Polaris Inc.	7,668	857
*	Madison Square Garden Sports Corp.	4,889	842
*	Victoria's Secret & Co.	13,528	734
*	Six Flags Entertainment Corp.	19,945	729
*	QuantumScape Corp. Class A	25,064	723
*	Driven Brands Holdings Inc.	23,418	723
*	Bright Horizons Family Solutions Inc.	5,133	631
	Lennar Corp. Class B	7,045	604
*	Liberty Media Corp.- Liberty Formula One Class A	10,403	599
	Travel + Leisure Co.	11,733	577
*	Petco Health & Wellness Co. Inc. Class A	22,998	441
*	Burlington Stores Inc.	1,451	425
*	TripAdvisor Inc.	15,901	411

		Shares	Market Value ($000)
*	Figs Inc. Class A	11,940	397
*	Chegg Inc.	14,033	391
*	frontdoor Inc.	11,275	390
	H&R Block Inc.	14,853	352
	Rollins Inc.	6,615	220
	ViacomCBS Inc. Class A	6,258	209
*	Nordstrom Inc.	7,618	161
	World Wrestling Entertainment Inc. Class A	2,300	114
*	Leslie's Inc.	5,236	110
*	Rivian Automotive Inc. Class A	804	96
*	Mister Car Wash Inc.	4,514	72
			824,194
Consumer Staples (7.0%)
	Procter & Gamble Co.	1,037,638	150,022
	Philip Morris International Inc.	664,935	57,144
	CVS Health Corp.	561,846	50,038
	Mondelez International Inc. Class A	595,377	35,091
	Coca-Cola Co.	487,723	25,581
	General Mills Inc.	261,110	16,129
	PepsiCo Inc.	100,065	15,988
	Constellation Brands Inc. Class A	68,379	15,408
	Altria Group Inc.	350,053	14,926
	Archer-Daniels-Midland Co.	236,964	14,742
	Corteva Inc.	313,749	14,119
	Walgreens Boots Alliance Inc.	305,425	13,683
	Kroger Co.	319,905	13,286
	Colgate-Palmolive Co.	167,205	12,544
	McKesson Corp.	56,470	12,240
	Keurig Dr Pepper Inc.	298,055	10,131
	Kraft Heinz Co.	296,091	9,952
	Tyson Foods Inc. Class A	122,748	9,692
	Kimberly-Clark Corp.	71,406	9,305
	McCormick & Co. Inc.	106,759	9,162
	Church & Dwight Co. Inc.	98,507	8,805
	AmerisourceBergen Corp. Class A	63,018	7,294
	Conagra Brands Inc.	199,014	6,080
	J M Smucker Co.	44,363	5,611
	Bunge Ltd.	58,787	5,089
	Hormel Foods Corp.	120,896	5,005
*	Darling Ingredients Inc.	65,525	4,424
	Kellogg Co.	60,058	3,674
	Molson Coors Beverage Co. Class B	75,187	3,341
	Campbell Soup Co.	82,334	3,320
	Casey's General Stores Inc.	15,600	3,031
*	US Foods Holding Corp	92,645	2,911
	Brown-Forman Corp. Class B	40,381	2,841
	Ingredion Inc.	28,229	2,629
*	Post Holdings Inc.	25,534	2,467
[1]	Albertsons Cos. Inc. Class A	65,403	2,302
	Lamb Weston Holdings Inc.	43,198	2,243
	Flowers Foods Inc.	78,532	2,028
	Spectrum Brands Holdings Inc.	17,763	1,778
	Clorox Co.	9,926	1,616
*	Hain Celestial Group Inc.	40,200	1,585
	Hershey Co.	8,830	1,567
*	Herbalife Nutrition Ltd.	37,773	1,411
*	Grocery Outlet Holding Corp.	36,847	1,067
*	Monster Beverage Corp.	11,060	927

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	22,913	669
	Brown-Forman Corp. Class A	9,426	619
	Seaboard Corp.	105	408
*	Pilgrim's Pride Corp.	11,632	327
*,1	Beyond Meat Inc.	2,666	187
*	Olaplex Holdings Inc.	860	23
			594,462
Energy (5.3%)
	Exxon Mobil Corp.	1,807,153	108,140
	Chevron Corp.	825,268	93,148
	ConocoPhillips	577,183	40,478
	EOG Resources Inc.	219,671	19,111
	Schlumberger NV	595,498	17,079
	Marathon Petroleum Corp.	271,156	16,500
	Williams Cos. Inc.	516,763	13,844
	Phillips 66	186,313	12,887
	Kinder Morgan Inc.	831,842	12,860
	Devon Energy Corp.	286,216	12,038
	Valero Energy Corp.	173,947	11,644
	ONEOK Inc.	190,216	11,383
	Occidental Petroleum Corp.	313,241	9,288
	Pioneer Natural Resources Co.	51,182	9,127
	Hess Corp.	111,360	8,299
	Halliburton Co.	356,624	7,700
	Baker Hughes Co. Class A	312,722	7,299
	Coterra Energy Inc.	283,816	5,699
	Marathon Oil Corp.	336,184	5,207
	Targa Resources Corp.	96,621	4,989
*	First Solar Inc.	45,431	4,707
	Diamondback Energy Inc.	40,873	4,362
	APA Corp.	162,082	4,177
*	EQT Corp.	129,324	2,513
	HollyFrontier Corp.	62,834	2,031
*	NOV Inc.	163,632	1,950
	DTE Midstream LLC	40,602	1,862
	Antero Midstream Corp.	140,216	1,361
*	Shoals Technologies Group Inc. Class A	42,274	1,188
*	ChargePoint Holdings Inc.	45,229	1,154
	Continental Resources Inc.	24,481	1,085
			453,110
Financials (20.8%)
*	Berkshire Hathaway Inc. Class B	791,335	218,954
	JPMorgan Chase & Co.	1,266,051	201,087
	Bank of America Corp.	3,158,765	140,470
	Wells Fargo & Co.	1,765,278	84,345
	BlackRock Inc.	60,964	55,149
	Citigroup Inc.	865,105	55,107
	Morgan Stanley	581,117	55,101
	Goldman Sachs Group Inc.	132,877	50,625
	Charles Schwab Corp.	641,451	49,642
	PNC Financial Services Group Inc.	181,123	35,681
	Truist Financial Corp.	573,803	34,032
	CME Group Inc.	152,848	33,706
	Chubb Ltd.	186,113	33,402
	US Bancorp	573,243	31,723
	Marsh & McLennan Cos. Inc.	191,264	31,371
	Intercontinental Exchange Inc.	237,451	31,040

		Shares	Market Value ($000)
	Progressive Corp.	249,491	23,188
	American International Group Inc.	367,361	19,323
	Bank of New York Mellon Corp.	337,847	18,511
	MetLife Inc.	310,364	18,206
	KKR & Co. Inc.	237,488	17,681
	Prudential Financial Inc.	164,944	16,867
*	SVB Financial Group	24,079	16,671
	First Republic Bank	75,755	15,883
	Travelers Cos. Inc.	107,330	15,772
	Aflac Inc.	282,946	15,319
	Arthur J Gallagher & Co.	87,047	14,180
	State Street Corp.	155,088	13,798
	Allstate Corp.	126,135	13,713
	S&P Global Inc.	30,074	13,706
	T Rowe Price Group Inc.	64,020	12,801
	Fifth Third Bancorp	293,259	12,361
	Willis Towers Watson plc	54,615	12,334
	Aon plc Class A (XNYS)	39,152	11,580
	Nasdaq Inc.	49,695	10,100
	Northern Trust Corp.	87,274	10,098
	Hartford Financial Services Group Inc.	147,350	9,740
	Regions Financial Corp.	410,265	9,334
	Huntington Bancshares Inc.	624,909	9,274
	KeyCorp	406,589	9,124
	M&T Bank Corp.	55,357	8,116
	Principal Financial Group Inc.	112,729	7,731
	Signature Bank	25,197	7,617
	Raymond James Financial Inc.	74,511	7,324
	Cincinnati Financial Corp.	63,526	7,236
	Ally Financial Inc.	153,216	7,022
	Citizens Financial Group Inc.	147,789	6,986
	MSCI Inc. Class A	9,903	6,233
	Discover Financial Services	57,351	6,185
	Ameriprise Financial Inc.	21,255	6,155
	Brown & Brown Inc.	94,238	6,070
	Cboe Global Markets Inc.	45,246	5,834
*	Markel Corp.	4,788	5,721
	Fidelity National Financial Inc.	115,980	5,673
*	Arch Capital Group Ltd.	124,920	5,044
	Loews Corp.	93,293	4,987
	Equitable Holdings Inc.	158,079	4,973
	Annaly Capital Management Inc.	592,603	4,800
	Comerica Inc.	57,359	4,734
	East West Bancorp Inc.	60,479	4,657
	Lincoln National Corp.	69,326	4,598
	W R Berkley Corp.	58,934	4,517
	Tradeweb Markets Inc. Class A	44,795	4,300
	Zions Bancorp NA	67,722	4,272
*	Athene Holding Ltd. Class A	49,565	4,060
	Franklin Resources Inc.	123,901	4,014
	First Horizon Corp.	243,541	3,928
	American Financial Group Inc.	28,658	3,829
	Carlyle Group Inc.	69,655	3,809
	Assurant Inc.	24,812	3,774
	Globe Life Inc.	42,667	3,692
	Jefferies Financial Group Inc.	94,449	3,549
	AGNC Investment Corp.	228,969	3,501
	First American Financial Corp.	45,850	3,401

		Shares	Market Value ($000)
	Everest Re Group Ltd.	13,031	3,341
*	Alleghany Corp.	5,140	3,325
	Janus Henderson Group plc	73,936	3,159
	Commerce Bancshares Inc.	44,959	3,138
	Invesco Ltd.	140,029	3,127
	People's United Financial Inc.	178,435	3,041
	Stifel Financial Corp.	42,785	3,038
	Cullen/Frost Bankers Inc.	23,948	3,015
	Voya Financial Inc.	48,527	3,015
	Pinnacle Financial Partners Inc.	31,543	3,010
	Affiliated Managers Group Inc.	17,613	2,996
	Starwood Property Trust Inc.	115,126	2,874
	Synovus Financial Corp.	62,146	2,815
	Old Republic International Corp.	117,299	2,810
	SEI Investments Co.	45,995	2,743
	Reinsurance Group of America Inc.	28,534	2,708
	Prosperity Bancshares Inc.	37,569	2,678
	Popular Inc.	33,553	2,611
	Interactive Brokers Group Inc. Class A	33,772	2,493
	Primerica Inc.	16,566	2,438
	OneMain Holdings Inc.	47,718	2,376
	New York Community Bancorp Inc.	195,633	2,344
	SLM Corp.	130,199	2,315
	Bank OZK	51,708	2,312
	Evercore Inc. Class A	16,546	2,295
	PacWest Bancorp	49,348	2,208
	Western Alliance Bancorp	20,022	2,198
*	Credit Acceptance Corp.	3,420	2,137
	First Citizens BancShares Inc. Class A	2,646	2,127
	Wintrust Financial Corp.	23,820	2,085
	Webster Financial Corp.	37,857	2,040
	MGIC Investment Corp.	141,849	2,000
	Unum Group	85,769	1,981
	New Residential Investment Corp.	181,968	1,934
	Sterling Bancorp	73,773	1,830
	Lazard Ltd. Class A	42,809	1,825
	Hanover Insurance Group Inc.	14,922	1,817
	Umpqua Holdings Corp.	92,192	1,757
*	Brighthouse Financial Inc.	34,376	1,671
	RenaissanceRe Holdings Ltd.	10,776	1,661
	Axis Capital Holdings Ltd.	32,584	1,619
	FNB Corp.	133,872	1,561
	Assured Guaranty Ltd.	30,387	1,488
	First Hawaiian Inc.	54,361	1,427
	Moody's Corp.	3,626	1,416
	Kemper Corp.	25,450	1,408
	Bank of Hawaii Corp.	16,874	1,346
	BOK Financial Corp.	12,974	1,339
	White Mountains Insurance Group Ltd.	1,294	1,298
	Virtu Financial Inc. Class A	39,278	1,107
	Santander Consumer USA Holdings Inc.	25,157	1,050
	FactSet Research Systems Inc.	2,239	1,049
	Broadridge Financial Solutions Inc.	4,509	760
*,1	Lemonade Inc.	14,161	700
	Erie Indemnity Co. Class A	3,426	637
	Mercury General Corp.	11,675	596
	Ares Management Corp. Class A	6,734	547
	CNA Financial Corp.	12,020	500

		Shares	Market Value ($000)
	TFS Financial Corp.	22,091	398
	Morningstar Inc.	1,104	343
	UWM Holdings Corp.	22,377	154
*	Ardagh Metal Packaging SA	16,498	154
*	GoHealth Inc. Class A	2,686	9
			1,779,535
Health Care (16.6%)
	Johnson & Johnson	1,123,664	175,213
	UnitedHealth Group Inc.	373,732	166,019
	Pfizer Inc.	2,382,538	128,014
	Thermo Fisher Scientific Inc.	152,504	96,509
	Danaher Corp.	256,531	82,511
	Merck & Co. Inc.	1,081,218	80,994
	Medtronic plc	573,048	61,144
	Bristol-Myers Squibb Co.	953,912	51,158
	Abbott Laboratories	370,745	46,629
	Anthem Inc.	104,373	42,399
	Gilead Sciences Inc.	536,535	36,983
	Becton Dickinson and Co.	121,633	28,844
	Cigna Corp.	142,409	27,328
*	Regeneron Pharmaceuticals Inc.	38,252	24,349
*	Boston Scientific Corp.	606,383	23,085
	Humana Inc.	54,965	23,069
	Stryker Corp.	85,019	20,118
	Eli Lilly & Co.	75,814	18,805
*	Centene Corp.	247,261	17,657
	Baxter International Inc.	214,501	15,995
*	Biogen Inc.	63,448	14,957
*	Vertex Pharmaceuticals Inc.	66,329	12,400
*	Laboratory Corp. of America Holdings	41,268	11,775
	Zimmer Biomet Holdings Inc.	89,523	10,707
*	IQVIA Holdings Inc.	41,001	10,625
	Cerner Corp.	125,645	8,852
	PerkinElmer Inc.	47,647	8,679
	Amgen Inc.	42,671	8,486
*	Hologic Inc.	106,392	7,951
*	Horizon Therapeutics plc	76,038	7,890
	Cooper Cos. Inc.	20,597	7,754
	Quest Diagnostics Inc.	51,843	7,708
	STERIS plc	31,240	6,827
*	Catalent Inc.	53,021	6,822
*	Bio-Rad Laboratories Inc. Class A	8,996	6,776
*	BioMarin Pharmaceutical Inc.	77,411	6,680
*	Teladoc Health Inc.	64,262	6,507
	Viatris Inc.	513,075	6,316
*	Molina Healthcare Inc.	20,687	5,900
*	Elanco Animal Health Inc. (XNYS)	189,241	5,439
*	QIAGEN NV	96,144	5,300
	Teleflex Inc.	16,600	4,937
	DENTSPLY SIRONA Inc.	92,484	4,508
	Hill-Rom Holdings Inc.	28,558	4,441
*	Henry Schein Inc.	60,269	4,283
	Universal Health Services Inc. Class B	31,306	3,717
*	Syneos Health Inc.	38,205	3,712
*	United Therapeutics Corp.	18,609	3,526
	Organon & Co.	108,705	3,177
*	Jazz Pharmaceuticals plc	25,245	3,026
*	Envista Holdings Corp.	67,536	2,620

		Shares	Market Value ($000)
	Cardinal Health Inc.	51,172	2,366
*	Quidel Corp.	15,617	2,304
	Zoetis Inc.	10,338	2,295
	Chemed Corp.	4,877	2,270
	Royalty Pharma plc Class A	56,002	2,227
*	Acadia Healthcare Co. Inc.	37,264	2,093
	Perrigo Co. plc	56,284	2,066
	Agilent Technologies Inc.	13,614	2,054
*	Globus Medical Inc. Class A	31,605	1,979
*	PPD Inc.	41,421	1,951
*	Integra LifeSciences Holdings Corp.	30,185	1,930
*	ICU Medical Inc.	8,477	1,918
	Premier Inc. Class A	51,253	1,900
*	Masimo Corp.	6,046	1,682
	ResMed Inc.	6,195	1,579
	Encompass Health Corp.	17,680	1,019
*	Seagen Inc.	5,877	940
*	Sage Therapeutics Inc.	22,594	879
*	Nektar Therapeutics Class A	77,735	875
*	DaVita Inc.	8,886	840
*	Iovance Biotherapeutics Inc.	42,485	795
*	Incyte Corp.	11,015	746
*	Charles River Laboratories International Inc.	1,441	527
*	Ultragenyx Pharmaceutical Inc.	6,713	505
*	Exact Sciences Corp.	5,337	456
*	Certara Inc.	16,907	455
*	Mirati Therapeutics Inc.	2,929	401
*	Signify Health Inc. Class A	27,235	370
*	Repligen Corp.	1,202	344
*	Exelixis Inc.	18,955	318
*	Amedisys Inc.	1,406	196
*	Natera Inc.	2,017	185
*	Tandem Diabetes Care Inc.	1,390	179
*	Adaptive Biotechnologies Corp.	4,974	130
*	Oak Street Health Inc.	3,804	118
*	Ionis Pharmaceuticals Inc.	4,281	113
*	agilon health Inc.	1,800	40
			1,420,166
Industrials (13.6%)
	Raytheon Technologies Corp.	646,578	52,321
	Honeywell International Inc.	232,726	47,067
*	Boeing Co.	228,472	45,203
	General Electric Co.	465,991	44,264
	3M Co.	210,999	35,878
	CSX Corp.	966,678	33,505
	Norfolk Southern Corp.	105,131	27,888
	Fidelity National Information Services Inc.	264,312	27,621
	Eaton Corp. plc	170,001	27,550
	Capital One Financial Corp.	188,970	26,556
	Union Pacific Corp.	102,244	24,093
*	Fiserv Inc.	238,457	23,016
	Johnson Controls International plc	305,271	22,822
	Emerson Electric Co.	253,737	22,288
	Northrop Grumman Corp.	58,777	20,501
	IHS Markit Ltd.	159,196	20,348
	General Dynamics Corp.	106,183	20,065
	Accenture plc Class A	53,242	19,029
	L3Harris Technologies Inc.	85,208	17,815

		Shares	Market Value ($000)
	DuPont de Nemours Inc.	223,833	16,555
	American Express Co.	100,517	15,309
	Global Payments Inc.	124,868	14,864
	Otis Worldwide Corp.	183,491	14,753
	Parker-Hannifin Corp.	45,947	13,879
	FedEx Corp.	59,424	13,690
	AMETEK Inc.	98,065	13,386
	Cummins Inc.	61,057	12,807
	PACCAR Inc.	145,109	12,105
	Stanley Black & Decker Inc.	68,566	11,983
	Vulcan Materials Co.	56,204	10,771
	Martin Marietta Materials Inc.	26,562	10,718
	Carrier Global Corp.	197,849	10,708
	Fortive Corp.	139,885	10,333
	Ingersoll Rand Inc.	172,180	10,045
	Dover Corp.	60,937	9,985
	Trane Technologies plc	52,093	9,723
*	Trimble Inc.	106,179	9,118
	Ball Corp.	96,839	9,050
*	TransDigm Group Inc.	15,623	9,031
	PPG Industries Inc.	58,233	8,978
	Equifax Inc.	31,957	8,905
	Synchrony Financial	196,580	8,805
*	Keysight Technologies Inc.	44,158	8,588
	Kansas City Southern	28,315	8,235
*	Teledyne Technologies Inc.	19,689	8,177
	Jacobs Engineering Group Inc.	55,587	7,924
	Amcor plc	660,734	7,480
	IDEX Corp.	32,410	7,279
	Masco Corp.	105,007	6,920
*	United Rentals Inc.	20,357	6,896
	Westinghouse Air Brake Technologies Corp.	77,178	6,851
	Textron Inc.	96,162	6,808
	Quanta Services Inc.	59,011	6,714
	Rockwell Automation Inc.	19,772	6,647
	Caterpillar Inc.	32,851	6,352
*	Builders FirstSource Inc.	87,633	6,085
*	FleetCor Technologies Inc.	26,725	5,536
	Verisk Analytics Inc. Class A	24,565	5,524
	Packaging Corp. of America	39,799	5,197
	Nordson Corp.	20,417	5,190
	Pentair plc	70,352	5,184
	Crown Holdings Inc.	46,936	4,966
	Westrock Co.	112,875	4,898
	Snap-on Inc.	22,946	4,725
	A O Smith Corp.	56,988	4,505
	Lockheed Martin Corp.	13,449	4,483
	Hubbell Inc. Class B	22,868	4,475
	Fortune Brands Home & Security Inc.	44,108	4,434
	Lennox International Inc.	14,297	4,418
	CH Robinson Worldwide Inc.	45,365	4,314
	Howmet Aerospace Inc.	152,342	4,285
	Watsco Inc.	13,786	4,035
*	Mohawk Industries Inc.	23,964	4,023
*	AECOM	58,316	4,020
*	Berry Global Group Inc.	58,035	4,007
	Knight-Swift Transportation Holdings Inc.	69,050	3,953
	Owens Corning	43,722	3,709

		Shares	Market Value ($000)
*	Sensata Technologies Holding plc	65,546	3,651
	Genpact Ltd.	74,580	3,600
	Regal Rexnord Corp.	22,694	3,588
	Jack Henry & Associates Inc.	23,457	3,557
	ITT Inc.	36,337	3,437
	Automatic Data Processing Inc.	14,706	3,395
	AptarGroup Inc.	28,229	3,376
	Illinois Tool Works Inc.	13,801	3,204
	Xylem Inc.	26,270	3,182
	Oshkosh Corp.	28,712	3,089
	Littelfuse Inc.	10,314	3,079
	Acuity Brands Inc.	15,233	3,067
	Carlisle Cos. Inc.	13,437	3,026
	Huntington Ingalls Industries Inc.	16,580	2,943
	TransUnion	25,981	2,889
*	Middleby Corp.	16,481	2,879
	HEICO Corp. Class A	22,861	2,839
	Eagle Materials Inc.	17,463	2,693
	Brunswick Corp.	28,548	2,681
	Donaldson Co. Inc.	46,572	2,628
	AGCO Corp.	23,680	2,610
	Woodward Inc.	24,107	2,551
	nVent Electric plc	70,898	2,469
	Sonoco Products Co.	42,163	2,451
	Louisiana-Pacific Corp.	37,452	2,447
	MDU Resources Group Inc.	86,565	2,357
	Expeditors International of Washington Inc.	19,182	2,333
*	Colfax Corp.	49,860	2,316
*	Axalta Coating Systems Ltd.	72,216	2,190
	Curtiss-Wright Corp.	17,326	2,180
*	MasTec Inc.	23,563	2,172
	Valmont Industries Inc.	8,840	2,113
	Paychex Inc.	17,520	2,088
*	FTI Consulting Inc.	14,106	2,061
	ManpowerGroup Inc.	22,922	2,055
	Crane Co.	21,275	2,054
	RPM International Inc.	22,431	2,042
	Western Union Co.	129,040	2,041
	Graco Inc.	26,920	1,962
	HEICO Corp.	13,773	1,908
	Ryder System Inc.	22,144	1,840
	Air Lease Corp. Class A	44,791	1,818
	Sealed Air Corp.	29,224	1,815
	Graphic Packaging Holding Co.	85,129	1,680
	MSA Safety Inc.	11,555	1,656
	WW Grainger Inc.	3,428	1,650
	Flowserve Corp.	54,445	1,632
	MSC Industrial Direct Co. Inc. Class A	18,863	1,485
	Silgan Holdings Inc.	35,338	1,465
	Alliance Data Systems Corp.	20,676	1,409
*	Kirby Corp.	24,914	1,301
	Old Dominion Freight Line Inc.	3,489	1,239
	Spirit AeroSystems Holdings Inc. Class A	30,946	1,172
*	Mercury Systems Inc.	23,242	1,138
	Allegion plc	9,079	1,123
	Armstrong World Industries Inc.	10,263	1,088
	Vontier Corp.	32,760	1,032
	Cintas Corp.	2,274	960

		Shares	Market Value ($000)
*	AZEK Co. Inc. Class A	20,738	813
	JB Hunt Transport Services Inc.	4,081	780
*	WEX Inc.	6,066	767
*	TopBuild Corp.	2,586	698
*	Paysafe Ltd.	178,107	647
*	Gates Industrial Corp. plc	40,138	643
	Robert Half International Inc.	5,666	630
*	Waters Corp.	1,919	630
*	Euronet Worldwide Inc.	6,101	618
	MKS Instruments Inc.	3,815	580
	Schneider National Inc. Class B	22,052	542
*	TuSimple Holdings Inc. Class A	13,390	535
*	GXO Logistics Inc.	5,537	532
	ADT Inc.	63,950	531
	BWX Technologies Inc.	9,809	468
*	XPO Logistics Inc.	5,537	401
*	Hayward Holdings Inc.	15,898	389
	Allison Transmission Holdings Inc.	10,917	378
	Landstar System Inc.	1,628	274
*	Coherent Inc.	950	246
*	Loyalty Ventures Inc.	8,267	237
	Toro Co.	2,182	219
*	Core & Main Inc. Class A	7,274	194
	Ardagh Group SA	8,833	186
*	StoneCo. Ltd. Class A	6,260	98
*	Virgin Galactic Holdings Inc.	4,968	79
*	Diversey Holdings Ltd.	4,689	62
*	Legalzoom.com Inc.	3,277	59
			1,165,110
Real Estate (5.0%)
	Prologis Inc.	314,654	47,434
	Digital Realty Trust Inc.	120,063	20,139
	Realty Income Corp.	234,088	15,899
	Welltower Inc.	180,871	14,401
	AvalonBay Communities Inc.	59,565	14,228
	Equity Residential	157,737	13,457
	SBA Communications Corp. Class A	38,432	13,213
	Alexandria Real Estate Equities Inc.	65,800	13,165
*	CBRE Group Inc. Class A	134,906	12,893
	Weyerhaeuser Co.	320,497	12,054
	Extra Space Storage Inc.	50,798	10,160
	Mid-America Apartment Communities Inc.	48,987	10,104
	Invitation Homes Inc.	244,712	9,896
	Essex Property Trust Inc.	27,634	9,380
	Duke Realty Corp.	158,842	9,265
	Sun Communities Inc.	48,617	9,168
	Equinix Inc.	10,991	8,927
	Ventas Inc.	166,676	7,820
	Healthpeak Properties Inc.	228,659	7,514
	Boston Properties Inc.	66,405	7,161
	UDR Inc.	125,640	7,128
	Camden Property Trust	41,265	6,817
	VICI Properties Inc.	249,661	6,791
	WP Carey Inc.	77,639	5,928
	Kimco Realty Corp.	245,803	5,511
	Medical Properties Trust Inc.	256,712	5,465
*	Jones Lang LaSalle Inc.	21,396	5,026
	Regency Centers Corp.	72,249	5,010

		Shares	Market Value ($000)
	Public Storage	15,174	4,968
	CubeSmart	91,122	4,913
*	Host Hotels & Resorts Inc.	305,368	4,794
	American Homes 4 Rent Class A	119,340	4,784
	CyrusOne Inc.	52,636	4,686
	Life Storage Inc.	33,129	4,378
	Gaming and Leisure Properties Inc.	94,079	4,245
	Rexford Industrial Realty Inc.	58,909	4,128
	Federal Realty Investment Trust	33,213	4,074
	Americold Realty Trust	111,128	3,627
	STORE Capital Corp.	104,749	3,450
	Apartment Income REIT Corp.	66,487	3,375
	National Retail Properties Inc.	75,000	3,307
	First Industrial Realty Trust Inc.	53,864	3,254
	Healthcare Trust of America Inc. Class A	95,328	3,237
	Kilroy Realty Corp.	49,944	3,223
	American Campus Communities Inc.	60,072	3,108
	Vornado Realty Trust	75,328	3,024
*	CoStar Group Inc.	37,751	2,936
	Omega Healthcare Investors Inc.	102,040	2,851
	Brixmor Property Group Inc.	124,367	2,828
	Equity LifeStyle Properties Inc.	34,355	2,793
	Simon Property Group Inc.	18,107	2,767
*	Opendoor Technologies Inc.	152,372	2,414
	Cousins Properties Inc.	62,258	2,351
	Douglas Emmett Inc.	70,021	2,295
	Spirit Realty Capital Inc.	50,634	2,256
	Rayonier Inc.	59,327	2,241
	SL Green Realty Corp.	28,172	1,956
	Highwoods Properties Inc.	43,168	1,865
	Iron Mountain Inc.	37,302	1,695
*	Park Hotels & Resorts Inc.	98,620	1,641
	Hudson Pacific Properties Inc.	64,867	1,579
*	Howard Hughes Corp.	18,027	1,478
	JBG SMITH Properties	52,115	1,448
	EPR Properties	30,874	1,424
	CoreSite Realty Corp.	4,317	738
	Lamar Advertising Co. Class A	5,076	555
*	Orion Office REIT Inc.	23,418	416
			425,056
Technology (8.7%)
*	salesforce.com Inc.	318,642	90,800
	Intel Corp.	1,724,598	84,850
*	Alphabet Inc. Class A	17,756	50,391
*	Alphabet Inc. Class C	16,719	47,633
	International Business Machines Corp.	332,496	38,935
	Micron Technology Inc.	411,828	34,594
	Texas Instruments Inc.	149,714	28,801
	Marvell Technology Inc.	349,291	24,859
	Analog Devices Inc.	137,345	24,757
	Roper Technologies Inc.	44,673	20,735
	Cognizant Technology Solutions Corp. Class A	224,690	17,521
	NXP Semiconductors NV	78,382	17,507
*	Twilio Inc. Class A	51,104	14,623
*	Twitter Inc.	296,582	13,032
	HP Inc.	334,152	11,789
*	VeriSign Inc.	41,892	10,050
*	ANSYS Inc.	21,805	8,536

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	560,509	8,043
*	Synopsys Inc.	23,577	8,040
	Corning Inc.	213,701	7,926
*	Akamai Technologies Inc.	68,843	7,759
*	Western Digital Corp.	130,117	7,526
	SS&C Technologies Holdings Inc.	95,248	7,270
*	Qorvo Inc.	47,149	6,895
	VMware Inc. Class A	53,365	6,230
*	Wolfspeed Inc.	49,327	6,049
*	Ceridian HCM Holding Inc.	55,006	6,018
*	F5 Inc.	25,615	5,830
	Amphenol Corp. Class A	72,142	5,813
	Skyworks Solutions Inc.	37,301	5,657
	Leidos Holdings Inc.	59,850	5,261
*	ON Semiconductor Corp.	83,386	5,122
*	Black Knight Inc.	64,546	4,613
*	GoDaddy Inc. Class A	63,974	4,489
	Oracle Corp.	48,666	4,416
*	IAC/InterActiveCorp.	32,822	4,387
*	Clarivate plc	184,736	4,312
	NortonLifeLock Inc.	171,926	4,272
*	Nuance Communications Inc.	75,570	4,193
*	Guidewire Software Inc.	35,739	4,158
	Amdocs Ltd.	55,144	3,850
*	Arrow Electronics Inc.	30,318	3,688
*	Dell Technologies Inc. Class C	59,236	3,345
	Microchip Technology Inc.	38,339	3,199
*	DXC Technology Co.	106,484	3,194
	Concentrix Corp.	17,843	2,962
	NetApp Inc.	31,738	2,821
	Citrix Systems Inc.	34,286	2,758
*	CACI International Inc. Class A	9,851	2,556
	National Instruments Corp.	57,017	2,367
*	IPG Photonics Corp.	14,142	2,322
	Dolby Laboratories Inc. Class A	27,129	2,263
*	Change Healthcare Inc.	107,264	2,175
	Science Applications International Corp.	24,270	2,036
*	Manhattan Associates Inc.	12,591	1,966
*	Cirrus Logic Inc.	24,256	1,945
	TD SYNNEX Corp.	17,650	1,826
*	Fastly Inc. Class A	44,203	1,802
	CDK Global Inc.	43,239	1,671
*	Snowflake Inc. Class A	4,907	1,669
	Avnet Inc.	41,835	1,517
*	NCR Corp.	35,194	1,369
*	DoorDash Inc. Class A	7,452	1,332
*	Dun & Bradstreet Holdings Inc.	67,174	1,276
*	Tyler Technologies Inc.	2,363	1,226
*	Cloudflare Inc. Class A	6,422	1,209
*	Kyndryl Holdings Inc.	76,049	1,202
*	Mandiant Inc.	69,359	1,177
	Xerox Holdings Corp.	60,049	1,106
	Jabil Inc.	12,791	748
*	Duck Creek Technologies Inc.	23,442	670
	Brooks Automation Inc.	5,348	605
*	Vroom Inc.	36,445	504
*	C3.ai Inc. Class A	10,763	398
*	Dynatrace Inc.	5,496	345

		Shares	Market Value ($000)
*	Teradata Corp.	6,503	282
*	Datto Holding Corp.	9,976	234
*	Pure Storage Inc. Class A	7,076	219
	SolarWinds Corp.	14,634	211
*	N-Able Inc.	14,634	173
	McAfee Corp.Class A	5,725	148
*	Paycor HCM Inc.	3,772	111
*	Procore Technologies Inc.	1,279	108
*	Jamf Holding Corp.	3,093	100
	Pegasystems Inc.	735	84
*	Vimeo Inc.	3,984	77
			740,538
Telecommunications (5.1%)
	Cisco Systems Inc.	1,803,164	98,885
	Comcast Corp. Class A	1,946,785	97,300
	Verizon Communications Inc.	1,766,024	88,778
	AT&T Inc.	3,048,144	69,589
*	T-Mobile US Inc.	251,952	27,415
	Motorola Solutions Inc.	70,989	17,973
*	Liberty Broadband Corp. Class C	61,253	9,485
	Lumen Technologies Inc.	468,978	5,787
	Juniper Networks Inc.	137,122	4,269
*	Ciena Corp.	65,102	3,921
*	DISH Network Corp. Class A	106,367	3,324
*	Lumentum Holdings Inc.	31,977	2,775
	Cable One Inc.	1,101	1,951
*	Charter Communications Inc. Class A	2,878	1,860
*	Liberty Broadband Corp. Class A	10,756	1,630
*	Arista Networks Inc.	11,428	1,418
*	ViaSat Inc.	29,730	1,317
*	Altice USA Inc. Class A	27,105	429
	Ubiquiti Inc.	246	74
			438,180
Utilities (5.5%)
	NextEra Energy Inc.	836,536	72,595
	Duke Energy Corp.	328,417	31,860
	Southern Co.	450,993	27,556
	Dominion Energy Inc.	343,513	24,458
	Waste Management Inc.	151,374	24,321
	Exelon Corp.	416,713	21,973
	American Electric Power Co. Inc.	213,568	17,310
	Sempra Energy (XNYS)	135,949	16,296
	Xcel Energy Inc.	229,190	14,606
	Public Service Enterprise Group Inc.	214,465	13,402
	American Water Works Co. Inc.	77,305	13,031
	Eversource Energy	146,150	12,024
	Republic Services Inc. Class A	89,449	11,830
	Consolidated Edison Inc.	150,578	11,691
	WEC Energy Group Inc.	134,455	11,688
	Edison International	159,675	10,424
	PPL Corp.	329,065	9,158
	DTE Energy Co.	82,407	8,928
	Ameren Corp.	108,766	8,874
	FirstEnergy Corp.	232,831	8,768
	Entergy Corp.	86,000	8,629
*	PG&E Corp.	641,598	7,622
	CMS Energy Corp.	122,256	7,195

		Shares	Market Value ($000)
	AES Corp.	281,133	6,573
	CenterPoint Energy Inc.	252,047	6,531
	Evergy Inc.	97,294	6,159
	Alliant Energy Corp.	105,937	5,804
	Atmos Energy Corp.	54,965	4,964
	Essential Utilities Inc.	95,931	4,535
	Vistra Corp.	207,598	4,127
	NiSource Inc.	167,732	4,111
*	Sunrun Inc.	84,715	3,900
	UGI Corp.	88,999	3,671
	Pinnacle West Capital Corp.	47,404	3,084
	OGE Energy Corp.	86,098	2,955
	IDACORP Inc.	21,724	2,273
*	Clean Harbors Inc.	22,183	2,250
*	Stericycle Inc.	38,421	2,171
	National Fuel Gas Co.	36,822	2,129
	NRG Energy Inc.	56,033	2,018
	Hawaiian Electric Industries Inc.	44,143	1,677
[1]	Brookfield Renewable Corp. Class A	39,917	1,478
	Avangrid Inc.	25,556	1,294
			465,943
Total Common Stocks (Cost $7,457,541)			8,519,546
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $6,982)	69,826	6,983
Total Investments (99.9%) (Cost $7,464,523)			8,526,529
Other Assets and Liabilities—Net (0.1%)			7,011
Net Assets (100%)			8,533,540
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,534,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,048,000 was received for securities on loan, of which $6,047,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	34	7,763	(79)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	5,738	(0.060)	80	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,519,360	186	—	8,519,546
Temporary Cash Investments	6,983	—	—	6,983
Total	8,526,343	186	—	8,526,529
Derivative Financial Instruments
Assets
Swap Contracts	—	80	—	80
Liabilities
Futures Contracts[1]	79	—	—	79
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.